8. Indirect taxes and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2017
Indirect Taxes And Contributions Recoverable Tables
Schedule of indirect taxes and contributions recoverable
	2017	2016

ICMS	1,296,255	1,465,088
Other	39,332	35,909
	1,335,587	1,500,997

Current portion	(386,001)	(633,854)
Non-current portion	949,586	867,143